DEBT - Debt Obligations (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jun. 10, 2021	Jul. 31, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 09, 2021	Apr. 30, 2020
Debt
Face amount							$ 1,700
Total debt			$ 13,426	$ 13,679	$ 12,839
Less: current portion of debt			(13,426)	(13,679)	(965)
Long-term debt					11,874
Common share purchase warrants						764
Shares per warrant						1
Warrant exercise price (in dollars per share)						$ 22.00	$ 1,800.00
Convertible Debt
Debt
Face amount			3,450	3,450	3,450
Less: principal converted to common shares			394	60
Less: fair value ascribed to conversion feature and warrants			(859)	(1,523)	(1,523)
Plus: accretion of implied interest			851	1,467	1,086
Total debt			3,048	3,334	2,953
Centurion debenture
Debt
Face amount			10,918	11,000	11,000
Less: fair value ascribed to conversion feature and warrants			(1,204)	(1,204)	(1,204)
Plus: accretion of implied interest			851	776	476
Less: unamortized debt issuance costs			(187)	(227)	(386)
Total debt			$ 10,378	$ 10,345	$ 9,886
Commitment fee (in percent)	2.25%
Commitment fee	$ 248
Debenture with Maturity Date of June 9, 2025
Debt
Face amount	$ 11,000
Bearing interest rate	9.50%
Interest rate during period		1.50%
Interest on over due interest	3.00%